Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Investment securities	$ 3,076,375	¥ 21,417,104	¥ 15,901,573	¥ 10,027,813
Recurring basis
Assets
Restricted cash		2,940,859	3,239,613	4,110,210
Total assets		51,155,353	21,077,379	24,092,959
Recurring basis | Wealth management products
Assets
Short-term investments		23,206,770	1,934,820	8,582,754
Recurring basis | Listed equity securities
Assets
Investment securities		21,417,104	15,901,573	10,027,813
Recurring basis | Money market funds
Assets
Cash equivalents		3,590,620	1,373	1,372,182
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets		25,007,724	15,902,946	11,399,995
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities		21,417,104	15,901,573	10,027,813
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Cash equivalents		3,590,620	1,373	1,372,182
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash		2,940,859	3,239,613	4,110,210
Total assets		26,147,629	5,174,433	12,692,964
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments		¥ 23,206,770	¥ 1,934,820	¥ 8,582,754